Business Segment Information Reconciliation of Adjusted EBITDA (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Adjusted EBITDA attributable to SunCoke Energy Partners, L.P.									$ 130.9	$ 103.5	$ 0
Add: Adjusted EBITDA attributable to noncontrolling interest									19.7	51.7	0
Adjusted EBITDA									188.9	194.8	174.0
Depreciation and amortization expense									54.3	46.6	46.4
Interest expense, net									37.1	15.4	10.3
Income tax expense									10.5	1.8	23.3
Sales discounts related to tax credits owed to customers									(0.5)	6.8	11.2
Net income	23.9	27.1	10.8	25.7	34.0	31.0	30.4	28.8	87.5	124.2	82.8
Predecessor
Segment Reporting Information [Line Items]
Add: Adjusted EBITDA attributable to Predecessors(1)									38.3	39.6	174.0
Depreciation and amortization expense											46.4
Interest expense, net											10.3
Income tax expense									9.3	1.0	23.3
Net income											82.8
Granite City
Segment Reporting Information [Line Items]
Accrued sales discounts					13.6					13.6
Settlement of fuel tax credit obligation				13.1
Gain (loss) on settlement of fuel tax credit obligation				$ 0.5